Business Acquisition - Schedule of Aggregate Consideration for Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 86.7
Notes payable		50.6
Consideration		137.3
Cash acquired		11.1
Net cash paid	$ 555.0	75.6
Non-cash working capital
Trade receivables		16.4
Unbilled receivables		10.3
Trade and other payables		(11.5)
Deferred revenue	(35.0)	(7.5)
Other non-cash working capital		1.5
Lease assets		15.0
Intangible assets		37.6
Lease liabilities		(13.6)
Long-term debt		0.0
Provisions		(1.1)
Deferred tax assets		1.7
Other		3.2
Total identifiable net assets at fair value		63.1
Goodwill arising on acquisitions		$ 74.2
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Cash consideration	581.0
Notes payable	90.7
Consideration	671.7
Cash acquired	26.0
Net cash paid	555.0
Non-cash working capital
Trade receivables	92.1
Unbilled receivables	25.5
Trade and other payables	(61.6)
Deferred revenue	(35.0)
Other non-cash working capital	13.3
Lease assets	60.8
Intangible assets	183.8
Lease liabilities	(57.3)
Long-term debt	(44.5)
Provisions	(24.2)
Deferred tax liabilities	(57.0)
Other	46.8
Total identifiable net assets at fair value	168.7
Goodwill arising on acquisitions	$ 503.0